Income Tax and social contribution and Other Taxes (Details 5 - Textuals)	12 Months Ended
Dec. 31, 2021
Income Tax and social contribution and other Taxes
Applicable tax rate, Corporate income tax	15.00%
Applicable tax rate, Surtax for income tax	10.00%
Applicable tax rate, Social contribution tax	9.00%
Brazil
Income Tax and social contribution and other Taxes
Maximum percentage of taxable profit which loss carryforward can be used to offset	30.00%